Leases	6 Months Ended
Mar. 31, 2025
Leases
Leases

Note 14 — Leases

The Company rents its factories in Lishui City, Zhejiang Province for processing dried edible fungi and a floor in an office building in Hangzhou City, Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., and a warehouse in Chino, California from a third party.

As of March 31, 2025 and September 30, 2024, the remaining average lease term was an average of 1.7 years and 2.3 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.4% per annum and 4.7% per annum, as of March 31, 2025 and September 30, 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Right-of-use assets under operating leases	$5,488,619	$7,399,841

Operating lease liabilities, current	3,260,058	3,391,141
Operating lease liabilities, non-current	2,241,051	4,025,625
Total operating lease liabilities	$5,501,109	$7,416,766

As of
March 31,
For the years ending September 30,	2025
For the remaining months of fiscal 2025	$1,701,942
2026	3,755,449
2027	76,242
2028	65,644
2029	58,075
Thereafter	116,150
Total future minimum lease payments	5,773,502
Less: Imputed interest	(272,393)
Total	$5,501,109